Label	Element	Value
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 51 and 53 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $924 million to $649.61 billion, as of August 31, 2015, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+18.46%
Lowest Quarter: 4th Quarter 2008	-23.75%
Year-to-date total return as of 6/30/2015 is +0.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	15.42%
10 Years	rr_AverageAnnualReturnYear10	7.30%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,981
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005	rr_AnnualReturn2005	0.31%
Annual Return 2006	rr_AnnualReturn2006	21.56%
Annual Return 2007	rr_AnnualReturn2007	(2.04%)
Annual Return 2008	rr_AnnualReturn2008	(36.05%)
Annual Return 2009	rr_AnnualReturn2009	27.59%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Annual Return 2011	rr_AnnualReturn2011	(0.83%)
Annual Return 2012	rr_AnnualReturn2012	10.43%
Annual Return 2013	rr_AnnualReturn2013	36.43%
Annual Return 2014	rr_AnnualReturn2014	10.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +0.78%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	12.06%
10 Years	rr_AverageAnnualReturnYear10	5.59%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	3.72%
5 Years	rr_AverageAnnualReturnYear05	11.80%
10 Years	rr_AverageAnnualReturnYear10	5.12%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	2.29%
5 Years	rr_AverageAnnualReturnYear05	9.61%
10 Years	rr_AverageAnnualReturnYear10	4.40%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	616
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,064
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,025
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	12.28%
10 Years	rr_AverageAnnualReturnYear10	5.66%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	616
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,310
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	616
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,064
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,310
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	12.53%
10 Years	rr_AverageAnnualReturnYear10	5.43%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 51 and 53 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities.

The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. These equity styles include large company, small company, and international. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We consider the Fund's absolute level of risk, and its risk relative to its benchmark in determining the allocation among the different investment styles. We may make changes to the allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current target due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. In addition, certain of the master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures and options. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

Portfolio Allocation

The following table provides the Fund's target allocation, including the percentage of Fund assets allocated across various investment styles.

Investment Style	Target Allocation
Large Cap Blend Style	25.00%
Large Cap Value Style	25.00%
Large Cap Growth Style	25.00%
Small Cap Style	10.00%
International Style	15.00%
Total Fund Assets	100.00%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+16.60%
Lowest Quarter: 4th Quarter 2008	-22.59%
Year-to-date total return as of 6/30/2015 is +2.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	14.07%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | MSCI EAFE Net (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	4.43%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Russell 1000® Growth (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	8.49%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Russell 1000® Value (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	15.42%
10 Years	rr_AverageAnnualReturnYear10	7.30%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Russell 2000® (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	15.55%
10 Years	rr_AverageAnnualReturnYear10	7.77%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,136
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005	rr_AnnualReturn2005	6.25%
Annual Return 2006	rr_AnnualReturn2006	13.95%
Annual Return 2007	rr_AnnualReturn2007	5.60%
Annual Return 2008	rr_AnnualReturn2008	(39.33%)
Annual Return 2009	rr_AnnualReturn2009	28.21%
Annual Return 2010	rr_AnnualReturn2010	14.50%
Annual Return 2011	rr_AnnualReturn2011	(2.78%)
Annual Return 2012	rr_AnnualReturn2012	15.65%
Annual Return 2013	rr_AnnualReturn2013	32.31%
Annual Return 2014	rr_AnnualReturn2014	6.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +2.93%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 02, 1996
1 Year	rr_AverageAnnualReturnYear01	0.80%
5 Years	rr_AverageAnnualReturnYear05	11.42%
10 Years	rr_AverageAnnualReturnYear10	5.50%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 02, 1996
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
5 Years	rr_AverageAnnualReturnYear05	9.66%
10 Years	rr_AverageAnnualReturnYear10	3.78%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 02, 1996
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	8.87%
10 Years	rr_AverageAnnualReturnYear10	4.23%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.00%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,181
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,181
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 06, 1996
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	11.64%
10 Years	rr_AverageAnnualReturnYear10	5.57%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.00%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,461
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,461
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1998
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	11.90%
10 Years	rr_AverageAnnualReturnYear10	5.33%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Emerging Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 51 and 53 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+19.59%
Lowest Quarter: 4th Quarter 2008	-23.62%
Year-to-date total return as of 6/30/2015 is +13.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%	[7]
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Emerging Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.34%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,095
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2008	rr_AnnualReturn2008	(47.32%)
Annual Return 2009	rr_AnnualReturn2009	32.46%
Annual Return 2010	rr_AnnualReturn2010	31.82%
Annual Return 2011	rr_AnnualReturn2011	5.02%
Annual Return 2012	rr_AnnualReturn2012	7.73%
Annual Return 2013	rr_AnnualReturn2013	49.71%
Annual Return 2014	rr_AnnualReturn2014	(2.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +13.38%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(7.93%)
5 Years	rr_AverageAnnualReturnYear05	15.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%	[7]
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Emerging Growth Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(9.73%)
5 Years	rr_AverageAnnualReturnYear05	14.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%	[7]
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Emerging Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(3.37%)
5 Years	rr_AverageAnnualReturnYear05	12.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%	[7]
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Emerging Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.83%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.09%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,421
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(4.05%)
5 Years	rr_AverageAnnualReturnYear05	16.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%	[7]
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Index Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to replicate the total return of the S&P 500® Index, before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 51 and 53 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks comprising the S&P 500® Index.

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500® Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500® Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500® Index would mean that the net asset value ("NAV") of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500® Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500® Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500® Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500® Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures to manage risk or to enhance return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+15.81%
Lowest Quarter: 4th Quarter 2008	-22.04%
Year-to-date total return as of 6/30/2015 is +0.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Index Fund) | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Index Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.13%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.56%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 629
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	900
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,310
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005	rr_AnnualReturn2005	4.36%
Annual Return 2006	rr_AnnualReturn2006	15.19%
Annual Return 2007	rr_AnnualReturn2007	4.94%
Annual Return 2008	rr_AnnualReturn2008	(37.35%)
Annual Return 2009	rr_AnnualReturn2009	25.91%
Annual Return 2010	rr_AnnualReturn2010	14.49%
Annual Return 2011	rr_AnnualReturn2011	1.59%
Annual Return 2012	rr_AnnualReturn2012	15.41%
Annual Return 2013	rr_AnnualReturn2013	31.65%
Annual Return 2014	rr_AnnualReturn2014	13.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +0.98%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.98%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.81%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 04, 1998
1 Year	rr_AverageAnnualReturnYear01	6.53%
5 Years	rr_AverageAnnualReturnYear05	13.49%
10 Years	rr_AverageAnnualReturnYear10	6.48%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Index Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 04, 1998
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	12.14%
10 Years	rr_AverageAnnualReturnYear10	5.57%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Index Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 04, 1998
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	5.11%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Index Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.31%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,349
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	430
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	749
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,349
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 03, 1998
1 Year	rr_AverageAnnualReturnYear01	7.21%
5 Years	rr_AverageAnnualReturnYear05	13.75%
10 Years	rr_AverageAnnualReturnYear10	6.55%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Index Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.31%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 233
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,651
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	430
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	749
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,651
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 30, 1999
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	13.98%
10 Years	rr_AverageAnnualReturnYear10	6.31%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage International Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 51 and 53 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of foreign issuers of any market capitalization; and

  up to 20% of the Fund's total assets in emerging market equity securities.

The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in the equity securities of foreign issuers of any market capitalization which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We invest in the securities of companies located in at least three countries, not including the U.S. The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We may use futures or options to manage risk or to enhance return. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return.

A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+30.31%
Lowest Quarter: 3rd Quarter 2011	-19.84%
Year-to-date total return as of 6/30/2015 is +6.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage International Value Fund) | MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.39%)
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	3.89%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage International Value Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,202
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005	rr_AnnualReturn2005	10.54%
Annual Return 2006	rr_AnnualReturn2006	28.58%
Annual Return 2007	rr_AnnualReturn2007	2.77%
Annual Return 2008	rr_AnnualReturn2008	(43.93%)
Annual Return 2009	rr_AnnualReturn2009	30.59%
Annual Return 2010	rr_AnnualReturn2010	7.03%
Annual Return 2011	rr_AnnualReturn2011	(12.59%)
Annual Return 2012	rr_AnnualReturn2012	17.00%
Annual Return 2013	rr_AnnualReturn2013	19.76%
Annual Return 2014	rr_AnnualReturn2014	(7.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +6.73%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.73%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
1 Year	rr_AverageAnnualReturnYear01	(12.63%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	2.05%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage International Value Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
1 Year	rr_AverageAnnualReturnYear01	(13.10%)
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	1.58%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage International Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
1 Year	rr_AverageAnnualReturnYear01	(6.71%)
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	1.62%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage International Value Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.10%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,247
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,171
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,247
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
1 Year	rr_AverageAnnualReturnYear01	(12.97%)
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	2.10%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage International Value Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.10%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,526
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,171
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,526
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
1 Year	rr_AverageAnnualReturnYear01	(8.97%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	1.86%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 51 and 53 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently.

We may also invest in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+24.39%
Lowest Quarter: 4th Quarter 2008	-28.35%
Year-to-date total return as of 6/30/2015 is +9.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
10 Years	rr_AverageAnnualReturnYear10	8.54%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,114
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005	rr_AnnualReturn2005	3.88%
Annual Return 2006	rr_AnnualReturn2006	9.52%
Annual Return 2007	rr_AnnualReturn2007	3.19%
Annual Return 2008	rr_AnnualReturn2008	(44.80%)
Annual Return 2009	rr_AnnualReturn2009	46.47%
Annual Return 2010	rr_AnnualReturn2010	34.68%
Annual Return 2011	rr_AnnualReturn2011	(3.50%)
Annual Return 2012	rr_AnnualReturn2012	16.11%
Annual Return 2013	rr_AnnualReturn2013	45.74%
Annual Return 2014	rr_AnnualReturn2014	8.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +9.68%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	17.50%
10 Years	rr_AverageAnnualReturnYear10	7.83%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
1 Year	rr_AverageAnnualReturnYear01	0.66%
5 Years	rr_AverageAnnualReturnYear05	16.73%
10 Years	rr_AverageAnnualReturnYear10	6.51%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
1 Year	rr_AverageAnnualReturnYear01	1.84%
5 Years	rr_AverageAnnualReturnYear05	13.99%
10 Years	rr_AverageAnnualReturnYear10	5.89%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.10%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	959
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	659
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,132
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,159
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	17.82%
10 Years	rr_AverageAnnualReturnYear10	7.90%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.10%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,132
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,440
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	659
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,132
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,440
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
1 Year	rr_AverageAnnualReturnYear01	6.26%
5 Years	rr_AverageAnnualReturnYear05	18.03%
10 Years	rr_AverageAnnualReturnYear10	7.68%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 51 and 53 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015 and is expected to change frequently.

We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+34.31%
Lowest Quarter: 4th Quarter 2008	-31.58%
Year-to-date total return as of 6/30/2015 is +4.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	14.26%
10 Years	rr_AverageAnnualReturnYear10	6.89%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,202
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005	rr_AnnualReturn2005	9.45%
Annual Return 2006	rr_AnnualReturn2006	12.96%
Annual Return 2007	rr_AnnualReturn2007	(13.99%)
Annual Return 2008	rr_AnnualReturn2008	(39.60%)
Annual Return 2009	rr_AnnualReturn2009	44.43%
Annual Return 2010	rr_AnnualReturn2010	26.62%
Annual Return 2011	rr_AnnualReturn2011	(4.30%)
Annual Return 2012	rr_AnnualReturn2012	17.83%
Annual Return 2013	rr_AnnualReturn2013	36.33%
Annual Return 2014	rr_AnnualReturn2014	3.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.01%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2002
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	13.71%
10 Years	rr_AverageAnnualReturnYear10	5.84%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2002
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	13.67%
10 Years	rr_AverageAnnualReturnYear10	5.25%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2002
1 Year	rr_AverageAnnualReturnYear01	(1.33%)
5 Years	rr_AverageAnnualReturnYear05	11.02%
10 Years	rr_AverageAnnualReturnYear10	4.57%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.10%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,247
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,171
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,247
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2002
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
5 Years	rr_AverageAnnualReturnYear05	14.02%
10 Years	rr_AverageAnnualReturnYear10	5.93%
(WFA Equity Gateway Funds - Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[4]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.10%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,526
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,171
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,526
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	14.21%
10 Years	rr_AverageAnnualReturnYear10	5.69%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage C&B Large Cap Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $924 million to $649.61 billion, as of August 31, 2015, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+18.46%
Lowest Quarter: 4th Quarter 2008	-23.70%
Year-to-date total return as of 6/30/2015 is +0.86%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	15.42%
10 Years	rr_AverageAnnualReturnYear10	7.30%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[12]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,395
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005	rr_AnnualReturn2005	0.52%
Annual Return 2006	rr_AnnualReturn2006	21.91%
Annual Return 2007	rr_AnnualReturn2007	(1.86%)
Annual Return 2008	rr_AnnualReturn2008	(35.93%)
Annual Return 2009	rr_AnnualReturn2009	28.05%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Annual Return 2011	rr_AnnualReturn2011	(0.61%)
Annual Return 2012	rr_AnnualReturn2012	10.68%
Annual Return 2013	rr_AnnualReturn2013	36.63%
Annual Return 2014	rr_AnnualReturn2014	10.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +0.86%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.86%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.70%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	13.58%
10 Years	rr_AverageAnnualReturnYear10	6.43%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	10.17%
5 Years	rr_AverageAnnualReturnYear05	13.27%
10 Years	rr_AverageAnnualReturnYear10	5.92%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	10.87%
10 Years	rr_AverageAnnualReturnYear10	5.09%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities.

The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. These equity styles include large company, small company, and international. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We consider the Fund's absolute level of risk, and its risk relative to its benchmark in determining the allocation among the different investment styles. We may make changes to the allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current target due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. In addition, certain of the master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures and options. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

Portfolio Allocation

The following table provides the Fund's target allocation, including the percentage of Fund assets allocated across various investment styles.

Investment Style	Target Allocation
Large Cap Blend Style	25.00%
Large Cap Value Style	25.00%
Large Cap Growth Style	25.00%
Small Cap Style	10.00%
International Style	15.00%
Total Fund Assets	100.00%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+16.70%
Lowest Quarter: 4th Quarter 2008	-22.56%
Year-to-date total return as of 6/30/2015 is +3.06%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	14.07%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | MSCI EAFE Net (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	4.43%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | Russell 1000® Growth (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	8.49%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | Russell 1000® Value (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	15.42%
10 Years	rr_AverageAnnualReturnYear10	7.30%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | Russell 2000® (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	15.55%
10 Years	rr_AverageAnnualReturnYear10	7.77%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,552
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005	rr_AnnualReturn2005	6.52%
Annual Return 2006	rr_AnnualReturn2006	14.21%
Annual Return 2007	rr_AnnualReturn2007	5.87%
Annual Return 2008	rr_AnnualReturn2008	(39.19%)
Annual Return 2009	rr_AnnualReturn2009	28.54%
Annual Return 2010	rr_AnnualReturn2010	14.83%
Annual Return 2011	rr_AnnualReturn2011	(2.59%)
Annual Return 2012	rr_AnnualReturn2012	15.99%
Annual Return 2013	rr_AnnualReturn2013	32.64%
Annual Return 2014	rr_AnnualReturn2014	7.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +3.06%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.06%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
1 Year	rr_AverageAnnualReturnYear01	7.21%
5 Years	rr_AverageAnnualReturnYear05	13.03%
10 Years	rr_AverageAnnualReturnYear10	6.39%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	11.15%
10 Years	rr_AverageAnnualReturnYear10	4.60%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	10.16%
10 Years	rr_AverageAnnualReturnYear10	4.93%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Emerging Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2010	+19.56%
Lowest Quarter: 4th Quarter 2008	-23.56%
Year-to-date total return as of 6/30/2015 is +13.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%	[7]
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.83%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[12]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,517
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2008	rr_AnnualReturn2008	(47.12%)
Annual Return 2009	rr_AnnualReturn2009	32.82%
Annual Return 2010	rr_AnnualReturn2010	31.99%
Annual Return 2011	rr_AnnualReturn2011	5.16%
Annual Return 2012	rr_AnnualReturn2012	8.00%
Annual Return 2013	rr_AnnualReturn2013	50.05%
Annual Return 2014	rr_AnnualReturn2014	(2.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +13.54%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
1 Year	rr_AverageAnnualReturnYear01	(2.22%)
5 Years	rr_AverageAnnualReturnYear05	17.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%	[7]
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
1 Year	rr_AverageAnnualReturnYear01	(4.10%)
5 Years	rr_AverageAnnualReturnYear05	16.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%	[7]
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
1 Year	rr_AverageAnnualReturnYear01	(0.09%)
5 Years	rr_AverageAnnualReturnYear05	13.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%	[7]
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Index Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to replicate the total return of the S&P 500® Index, before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks comprising the S&P 500® Index.

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500® Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500® Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500® Index would mean that the net asset value ("NAV") of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500® Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500® Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500® Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500® Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures to manage risk or to enhance return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+15.89%
Lowest Quarter: 4th Quarter 2008	-22.02%
Year-to-date total return as of 6/30/2015 is +1.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Index Fund) | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Index Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%	[12]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.25%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 491
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005	rr_AnnualReturn2005	4.64%
Annual Return 2006	rr_AnnualReturn2006	15.47%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	(37.22%)
Annual Return 2009	rr_AnnualReturn2009	26.25%
Annual Return 2010	rr_AnnualReturn2010	14.82%
Annual Return 2011	rr_AnnualReturn2011	1.90%
Annual Return 2012	rr_AnnualReturn2012	15.75%
Annual Return 2013	rr_AnnualReturn2013	32.08%
Annual Return 2014	rr_AnnualReturn2014	13.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +1.13%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.13%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 14, 1985
1 Year	rr_AverageAnnualReturnYear01	13.39%
5 Years	rr_AverageAnnualReturnYear05	15.19%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Index Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 14, 1985
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	13.76%
10 Years	rr_AverageAnnualReturnYear10	6.44%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Index Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 14, 1985
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05	12.09%
10 Years	rr_AverageAnnualReturnYear10	5.88%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage International Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of foreign issuers of any market capitalization; and

  up to 20% of the Fund's total assets in emerging market equity securities.

The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in the equity securities of foreign issuers of any market capitalization which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We invest in the securities of companies located in at least three countries, not including the U.S. The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We may use futures or options to manage risk or to enhance return. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return.

A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+30.27%
Lowest Quarter: 4th Quarter 2008	-19.84%
Year-to-date total return as of 6/30/2015 is +6.86%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage International Value Fund) | MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.39%)
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	3.89%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage International Value Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[12]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,636
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005	rr_AnnualReturn2005	10.64%
Annual Return 2006	rr_AnnualReturn2006	28.88%
Annual Return 2007	rr_AnnualReturn2007	2.98%
Annual Return 2008	rr_AnnualReturn2008	(43.80%)
Annual Return 2009	rr_AnnualReturn2009	30.85%
Annual Return 2010	rr_AnnualReturn2010	7.33%
Annual Return 2011	rr_AnnualReturn2011	(12.43%)
Annual Return 2012	rr_AnnualReturn2012	17.23%
Annual Return 2013	rr_AnnualReturn2013	20.04%
Annual Return 2014	rr_AnnualReturn2014	(7.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +6.86%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.86%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.27%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	2.87%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage International Value Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
1 Year	rr_AverageAnnualReturnYear01	(8.14%)
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	2.29%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage International Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	2.22%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently.

We may also invest in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+24.44%
Lowest Quarter: 4th Quarter 2008	-28.32%
Year-to-date total return as of 6/30/2015 is +9.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
10 Years	rr_AverageAnnualReturnYear10	8.54%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[12]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	695
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,538
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	9.77%
Annual Return 2007	rr_AnnualReturn2007	3.49%
Annual Return 2008	rr_AnnualReturn2008	(44.67%)
Annual Return 2009	rr_AnnualReturn2009	46.90%
Annual Return 2010	rr_AnnualReturn2010	35.08%
Annual Return 2011	rr_AnnualReturn2011	(3.27%)
Annual Return 2012	rr_AnnualReturn2012	16.41%
Annual Return 2013	rr_AnnualReturn2013	46.08%
Annual Return 2014	rr_AnnualReturn2014	8.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +9.79%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.79%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
1 Year	rr_AverageAnnualReturnYear01	8.27%
5 Years	rr_AverageAnnualReturnYear05	19.19%
10 Years	rr_AverageAnnualReturnYear10	8.75%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
1 Year	rr_AverageAnnualReturnYear01	7.05%
5 Years	rr_AverageAnnualReturnYear05	18.42%
10 Years	rr_AverageAnnualReturnYear10	7.43%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
1 Year	rr_AverageAnnualReturnYear01	5.50%
5 Years	rr_AverageAnnualReturnYear05	15.44%
10 Years	rr_AverageAnnualReturnYear10	6.67%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015 and is expected to change frequently.

We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+34.35%
Lowest Quarter: 4th Quarter 2008	-31.67%
Year-to-date total return as of 6/30/2015 is +4.11%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	14.26%
10 Years	rr_AverageAnnualReturnYear10	6.89%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[12]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,632
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005	rr_AnnualReturn2005	9.70%
Annual Return 2006	rr_AnnualReturn2006	13.25%
Annual Return 2007	rr_AnnualReturn2007	(13.80%)
Annual Return 2008	rr_AnnualReturn2008	(39.48%)
Annual Return 2009	rr_AnnualReturn2009	45.23%
Annual Return 2010	rr_AnnualReturn2010	26.95%
Annual Return 2011	rr_AnnualReturn2011	(4.09%)
Annual Return 2012	rr_AnnualReturn2012	18.22%
Annual Return 2013	rr_AnnualReturn2013	36.57%
Annual Return 2014	rr_AnnualReturn2014	3.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.11%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.11%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2002
1 Year	rr_AverageAnnualReturnYear01	3.83%
5 Years	rr_AverageAnnualReturnYear05	15.34%
10 Years	rr_AverageAnnualReturnYear10	6.75%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2002
1 Year	rr_AverageAnnualReturnYear01	3.83%
5 Years	rr_AverageAnnualReturnYear05	15.30%
10 Years	rr_AverageAnnualReturnYear10	6.13%
(WFA Equity Gateway Funds - Administrator Class) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2002
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	12.39%
10 Years	rr_AverageAnnualReturnYear10	5.32%
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage C&B Large Cap Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $924 million to $649.61 billion, as of August 31, 2015, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+18.32%
Lowest Quarter: 4th Quarter 2008	-23.67%
Year-to-date total return as of 6/30/2015 is +0.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	15.42%
10 Years	rr_AverageAnnualReturnYear10	7.30%
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[16]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,611
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Annual Return 2005	rr_AnnualReturn2005	0.30%
Annual Return 2006	rr_AnnualReturn2006	21.56%
Annual Return 2007	rr_AnnualReturn2007	(2.11%)
Annual Return 2008	rr_AnnualReturn2008	(36.01%)
Annual Return 2009	rr_AnnualReturn2009	27.46%
Annual Return 2010	rr_AnnualReturn2010	13.73%
Annual Return 2011	rr_AnnualReturn2011	(0.89%)
Annual Return 2012	rr_AnnualReturn2012	10.47%
Annual Return 2013	rr_AnnualReturn2013	36.31%
Annual Return 2014	rr_AnnualReturn2014	10.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +0.78%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 1990
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Years	rr_AverageAnnualReturnYear05	13.36%
10 Years	rr_AverageAnnualReturnYear10	6.19%
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 1990
1 Year	rr_AverageAnnualReturnYear01	9.99%
5 Years	rr_AverageAnnualReturnYear05	13.12%
10 Years	rr_AverageAnnualReturnYear10	5.72%
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 1990
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	10.70%
10 Years	rr_AverageAnnualReturnYear10	4.90%
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Emerging Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2010	+19.54%
Lowest Quarter: 1st Quarter 2008	-23.58%
Year-to-date total return as of 6/30/2015 is +13.40%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%	[7]
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.83%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[16]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,731
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Annual Return 2008	rr_AnnualReturn2008	(47.24%)
Annual Return 2009	rr_AnnualReturn2009	32.36%
Annual Return 2010	rr_AnnualReturn2010	31.78%
Annual Return 2011	rr_AnnualReturn2011	4.95%
Annual Return 2012	rr_AnnualReturn2012	7.67%
Annual Return 2013	rr_AnnualReturn2013	49.58%
Annual Return 2014	rr_AnnualReturn2014	(2.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +13.40%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.40%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
1 Year	rr_AverageAnnualReturnYear01	(2.39%)
5 Years	rr_AverageAnnualReturnYear05	16.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%	[7]
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
1 Year	rr_AverageAnnualReturnYear01	(4.31%)
5 Years	rr_AverageAnnualReturnYear05	15.77%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%	[7]
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
5 Years	rr_AverageAnnualReturnYear05	13.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[7]
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Index Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to replicate the total return of the S&P 500® Index, before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks comprising the S&P 500® Index.

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500® Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500® Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500® Index would mean that the net asset value ("NAV") of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500® Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500® Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500® Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500® Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures to manage risk or to enhance return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+15.83%
Lowest Quarter: 4th Quarter 2008	-22.06%
Year-to-date total return as of 6/30/2015 is +1.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Index Fund) | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Index Fund) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[16]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	383
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 891
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Annual Return 2005	rr_AnnualReturn2005	4.43%
Annual Return 2006	rr_AnnualReturn2006	15.24%
Annual Return 2007	rr_AnnualReturn2007	5.01%
Annual Return 2008	rr_AnnualReturn2008	(37.34%)
Annual Return 2009	rr_AnnualReturn2009	25.99%
Annual Return 2010	rr_AnnualReturn2010	14.39%
Annual Return 2011	rr_AnnualReturn2011	1.69%
Annual Return 2012	rr_AnnualReturn2012	15.52%
Annual Return 2013	rr_AnnualReturn2013	31.82%
Annual Return 2014	rr_AnnualReturn2014	13.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +1.04%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.04%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2010
1 Year	rr_AverageAnnualReturnYear01	13.16%
5 Years	rr_AverageAnnualReturnYear05	14.92%
10 Years	rr_AverageAnnualReturnYear10	7.18%
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Index Fund) | Investor Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2010
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	13.52%
10 Years	rr_AverageAnnualReturnYear10	6.23%
(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Index Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2010
1 Year	rr_AverageAnnualReturnYear01	7.65%
5 Years	rr_AverageAnnualReturnYear05	11.88%
10 Years	rr_AverageAnnualReturnYear10	5.69%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage C&B Large Cap Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[18]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $924 million to $649.61 billion, as of August 31, 2015, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+18.56%
Lowest Quarter: 4th Quarter 2008	-23.59%
Year-to-date total return as of 6/30/2015 is +1.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	15.42%
10 Years	rr_AverageAnnualReturnYear10	7.30%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[20]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.80%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,109
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005	rr_AnnualReturn2005	0.93%
Annual Return 2006	rr_AnnualReturn2006	22.09%
Annual Return 2007	rr_AnnualReturn2007	(1.60%)
Annual Return 2008	rr_AnnualReturn2008	(35.63%)
Annual Return 2009	rr_AnnualReturn2009	28.03%
Annual Return 2010	rr_AnnualReturn2010	14.28%
Annual Return 2011	rr_AnnualReturn2011	(0.45%)
Annual Return 2012	rr_AnnualReturn2012	10.94%
Annual Return 2013	rr_AnnualReturn2013	36.93%
Annual Return 2014	rr_AnnualReturn2014	10.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +1.01%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	10.94%
5 Years	rr_AverageAnnualReturnYear05	13.90%
10 Years	rr_AverageAnnualReturnYear10	6.72%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	10.38%
5 Years	rr_AverageAnnualReturnYear05	13.53%
10 Years	rr_AverageAnnualReturnYear10	6.15%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2004
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	11.12%
10 Years	rr_AverageAnnualReturnYear10	5.32%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Emerging Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[18]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+19.66%
Lowest Quarter: 1st Quarter 2008	-23.52%
Year-to-date total return as of 6/30/2015 is +13.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%	[7]
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.83%	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[20]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,226
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2008	rr_AnnualReturn2008	(47.04%)
Annual Return 2009	rr_AnnualReturn2009	33.08%
Annual Return 2010	rr_AnnualReturn2010	32.45%
Annual Return 2011	rr_AnnualReturn2011	5.47%
Annual Return 2012	rr_AnnualReturn2012	8.33%
Annual Return 2013	rr_AnnualReturn2013	50.41%
Annual Return 2014	rr_AnnualReturn2014	(1.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +13.68%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.52%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Years	rr_AverageAnnualReturnYear05	17.43%
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%	[7]
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(3.74%)
5 Years	rr_AverageAnnualReturnYear05	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%	[7]
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	14.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%	[7]
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage International Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[18]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of foreign issuers of any market capitalization; and

  up to 20% of the Fund's total assets in emerging market equity securities.

The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in the equity securities of foreign issuers of any market capitalization which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We invest in the securities of companies located in at least three countries, not including the U.S. The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We may use futures or options to manage risk or to enhance return. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return.

A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+30.36%
Lowest Quarter: 3rd Quarter 2011	-19.77%
Year-to-date total return as of 6/30/2015 is +7.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage International Value Fund) | MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.39%)
5 Years	rr_AverageAnnualReturnYear05	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage International Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[20]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005	rr_AnnualReturn2005	10.64%
Annual Return 2006	rr_AnnualReturn2006	28.95%
Annual Return 2007	rr_AnnualReturn2007	3.23%
Annual Return 2008	rr_AnnualReturn2008	(43.70%)
Annual Return 2009	rr_AnnualReturn2009	31.09%
Annual Return 2010	rr_AnnualReturn2010	7.53%
Annual Return 2011	rr_AnnualReturn2011	(12.20%)
Annual Return 2012	rr_AnnualReturn2012	17.42%
Annual Return 2013	rr_AnnualReturn2013	20.32%
Annual Return 2014	rr_AnnualReturn2014	(6.89%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +7.00%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(6.89%)
5 Years	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage International Value Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(8.08%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage International Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(3.90%)
5 Years	rr_AverageAnnualReturnYear05	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[18]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently.

We may also invest in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+24.54%
Lowest Quarter: 4th Quarter 2008	-28.29%
Year-to-date total return as of 6/30/2015 is +9.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
10 Years	rr_AverageAnnualReturnYear10	8.54%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[20]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	561
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,252
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	9.77%
Annual Return 2007	rr_AnnualReturn2007	3.49%
Annual Return 2008	rr_AnnualReturn2008	(44.59%)
Annual Return 2009	rr_AnnualReturn2009	47.20%
Annual Return 2010	rr_AnnualReturn2010	35.36%
Annual Return 2011	rr_AnnualReturn2011	(2.99%)
Annual Return 2012	rr_AnnualReturn2012	16.69%
Annual Return 2013	rr_AnnualReturn2013	46.43%
Annual Return 2014	rr_AnnualReturn2014	8.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +9.91%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.91%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05	19.48%
10 Years	rr_AverageAnnualReturnYear10	8.92%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.60%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	6.81%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[18]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015 and is expected to change frequently.

We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+34.35%
Lowest Quarter: 4th Quarter 2008	-31.67%
Year-to-date total return as of 6/30/2015 is +4.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	14.26%
10 Years	rr_AverageAnnualReturnYear10	6.89%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[20]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005	rr_AnnualReturn2005	9.70%
Annual Return 2006	rr_AnnualReturn2006	13.25%
Annual Return 2007	rr_AnnualReturn2007	(13.80%)
Annual Return 2008	rr_AnnualReturn2008	(39.48%)
Annual Return 2009	rr_AnnualReturn2009	45.23%
Annual Return 2010	rr_AnnualReturn2010	27.05%
Annual Return 2011	rr_AnnualReturn2011	(3.86%)
Annual Return 2012	rr_AnnualReturn2012	18.38%
Annual Return 2013	rr_AnnualReturn2013	36.88%
Annual Return 2014	rr_AnnualReturn2014	4.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.18%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.18%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	15.55%
10 Years	rr_AverageAnnualReturnYear10	6.84%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	15.49%
10 Years	rr_AverageAnnualReturnYear10	6.22%
(WFA Equity Gateway Funds - Institutional Class) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	2.30%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	5.40%
(WFA Equity Gateway Funds - Class R6) | (Wells Fargo Advantage Small Company Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[22]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently.

We may also invest in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+24.54%
Lowest Quarter: 4th Quarter 2008	-28.29%
Year-to-date total return as of 6/30/2015 is +9.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Equity Gateway Funds - Class R6) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
10 Years	rr_AverageAnnualReturnYear10	8.54%
(WFA Equity Gateway Funds - Class R6) | (Wells Fargo Advantage Small Company Growth Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[23]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[24]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,140
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R61
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	9.77%
Annual Return 2007	rr_AnnualReturn2007	3.49%
Annual Return 2008	rr_AnnualReturn2008	(44.59%)
Annual Return 2009	rr_AnnualReturn2009	47.20%
Annual Return 2010	rr_AnnualReturn2010	35.36%
Annual Return 2011	rr_AnnualReturn2011	(2.99%)
Annual Return 2012	rr_AnnualReturn2012	16.69%
Annual Return 2013	rr_AnnualReturn2013	46.43%
Annual Return 2014	rr_AnnualReturn2014	8.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +9.91%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.91%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	19.49%
10 Years	rr_AverageAnnualReturnYear10	8.92%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[3]	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[4]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[5]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	Performance Since 1/31/2007
[8]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	Effective until the conversion of Investor Class shares of the Fund into Class A shares of the Fund, expected to occur on or about October 23, 2015, the Manager has contractually committed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Effective upon the conversion of Investor Class shares of the Fund into Class A shares of the Fund, expected to occur on or about October 23, 2015, the Manager has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.45% for Class A, 1.20% for Class B and 1.20% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[11]	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[12]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[13]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[16]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[17]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[19]	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[20]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[21]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[23]	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[24]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[25]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.